Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segmented Information
Schedule of assets on a geographic basis

	2020	2019
Assets by geographic segment, at cost
Canada
Current assets	$24,812,361	$17,487,984
Non-current assets	66,144	103,744
	24,878,505	17,591,728
United States
Current assets	980,127	922,630
Non-current assets	72,272,980	71,990,502
	73,253,107	72,913,132
	$98,131,612	$90,504,860